As filed with the Securities and Exchange Commission on May 13, 2011	Registration No. 333-174146

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /

PRE-EFFECTIVE AMENDMENT NO.      1     / X /

POST-EFFECTIVE AMENDMENT NO. ___     / /

OPPENHEIMER EQUITY INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)

303-768-3200

(Registrant's Area Code and Telephone Number)

Arthur S. Gabinet, Esq.
Executive Vice President & General Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, New York 10148
(212) 323-0250

(Name and Address of Agent for Service)

As soon as practicable after the Registration Statement becomes effective.

(Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C and Class N shares of Oppenheimer Equity Income Fund, Inc.

It is proposed that this filing will become effective on June 14, 2011 pursuant to Rule 488.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Parts A and B are incorporated herein by reference from the Registration Statement filed on May 12, 2011 (File No. 333-174146).

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page

Part C

Other Information
Signatures

Exhibits

(Parts A and B are incorporated herein by reference from the Registration Statement filed on May 12, 2011 (File No. 333-174146).)

OPPENHEIMER EQUITY INCOME FUND, INC.

FORM N-14

PART C

OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the provisions of Registrant's Articles of Amendment and Restatement of the Fund filed as Exhibit 16(1) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1)     (i)     Articles of Amendment and Restatement of the Fund dated 3/3/97: Previously filed with Registrant’s Pre-Effective Amendment No. 2, 2/21/97, and incorporated herein by reference.

     (ii)      Articles Supplementary dated 2/5/01 to Articles of Amendment and Restatement of the Fund: Previously filed with Registrant’s Post-Effective Amendment No. 7, 2/08/01 and incorporated herein by reference.

     (iii)      Articles of Amendment of the Fund dated 7/16/07, effective 8/1/07: Previously filed with Registrant’s Post-Effective Amendment No. 16, 7/31/07, and incorporated herein by reference.

     (iv)     Articles Supplementary dated 2/22/11 to the Articles of Amendment and Restatement of the Fund: Previously filed with Registrant’s Post-Effective Amendment No. 22, 2/24/11, and incorporated herein by reference.

(2)          By-Laws as amended through 8/1/07: Previously filed with Registrant’s Post-Effective Amendment No. 16, 7/31/07, and incorporated herein by reference.

(3)     Not applicable.

(4)     Form of Agreement and Plan of Reorganization: Previously filed with the Registration Statement of Registrant (Reg. No. 333-174146), (5/12/11), and incorporated herein by reference.

(5)     (i)      Specimen Class A Share Certificate: Previously filed with Registrant’s Post-Effective Amendment No. 9, 12/23/02, and incorporated herein by reference.

     (ii)      Specimen Class B Share Certificate: Previously filed with Registrant’s Post-Effective Amendment No. 9, 12/23/02, and incorporated herein by reference.

     (iii)      Specimen Class C Share Certificate: Previously filed with Registrant’s Post-Effective Amendment No. 9, 12/23/02, and incorporated herein by reference.

     (iv)     Specimen Class N Share Certificate: Previously filed with Registrant’s Post-Effective Amendment No. 9, 12/23/02, and incorporated herein by reference.

(6)     Amended and Restated Investment Advisory Agreement of the Fund dated 8/1/07: Previously filed with Registrant’s Post-Effective Amendment No. 16, 7/31/07, and incorporated herein by reference.

(7)     (i)     General Distributor's Agreement dated 8/1/07: Previously filed with Registrant’s Post-Effective Amendment No. 16, 7/31/07, and incorporated herein by reference.

     (ii)     Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

     (iii)     Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

     (iv)     Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

     (v)   Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

     (vi)     Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(8)     (i)     Amended and Restated Retirement Plan for Non-Interested Trustees or Directors dated 1/01/05: Previously filed with Post-Effective Amendment No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333-121449), (5/29/09), and incorporated herein by reference.

     (ii)     Amended & Restated Compensation Deferral Plan for Eligible Trustees, effective 1/1/08: Previously filed with Post-Effective Amendment No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333-121449), (5/29/09), and incorporated herein by reference.

(9)     (i)     Global Custody Agreement dated February 16, 2007: Previously filed with Post-Effective Amendment No. 57 to the Registration Statement of Oppenheimer Rising Dividends Fund (Reg. No. 2-65223), (7/31/07), and incorporated herein by reference.

     (ii)     Amendment dated August 16, 2010 to the Global Custody Agreement: Previously filed with Post-Effective Amendment No. 9 to the Registration Statement of Oppenheimer Select Value Fund (Reg. No. 333-100700), (8/26/10), and incorporated herein by reference.

(10)     (i)     Amended and Restated Distribution and Service Plan and Agreement for Class A shares dated 8/1/07: Previously filed with Registrant’s Post-Effective Amendment No. 16, 7/31/07, and incorporated herein by reference.

     (ii)     Amended and Restated Distribution and Service Plan and Agreement for Class B shares dated 8/1/07: Previously filed with Registrant’s Post-Effective Amendment No. 16, 7/31/07, and incorporated herein by reference.

     (iii)     Amended and Restated Distribution and Service Plan and Agreement for Class C shares dated 81/07: Previously filed with Registrant’s Post-Effective Amendment No. 16, 7/31/07, and incorporated herein by reference.

     (iv)     Amended and Restated Distribution and Service Plan and Agreement for Class N shares dated 8/1/07: Previously filed with Registrant’s Post-Effective Amendment No. 16, 7/31/07, and incorporated herein by reference.

(11)     Opinion and Consent of Counsel: Filed herewith.

(12)     Form of Tax Opinion: Previously filed with the Registration Statement of Registrant (Reg. No. 333-174146), (5/12/11), and incorporated herein by reference.

(13)     Not Applicable.

(14)     Independent Registered Public Accounting Firm's Consent: Previously filed with the Registration Statement of Registrant (Reg. No. 333-174146), (5/12/11), and incorporated herein by reference.

(15)     Not Applicable.

(16)     Power of Attorney dated May 13, 2011 for the Directors and Officers: Filed herewith.

(17)     Not Applicable.

Item 17. – Undertakings

(1)     The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)     The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)     The undersigned registrant agrees to file by post-effective amendment, upon closing of the merger, the tax opinion of counsel regarding the transaction contemplated by the Reorganization Agreement qualifying as a tax-free reorganization under the Internal Revenue Code.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 13th day of May, 2011.

                                                                                                  OPPENHEIMER EQUITY INCOME FUND, INC.

                                                                                                         By:     William F. Glavin, Jr.*

                                                                                                                   William F. Glavin, Jr., President,

                                                                                                                   Principal Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                                   Title                                                 Date

Brian F. Wruble*                                         Chairman of the                              May 13, 2011
Brian F. Wruble                                           Board of Directors

William F. Glavin, Jr.*                                   President, Principal                          May 13, 2011
William F. Glavin, Jr.                                    Executive Officer and Director

Brian W. Wixted*                                        Treasurer, Principal                          May 13, 2011
Brian W. Wixted                                          Financial & Accounting Officer

David K. Downes*                                      Director                                           May 13, 2011

David K. Downes

_______________                                      Director                                            May 13, 2011

Matthew P.Fink

Phillip A. Griffiths*                                       Director                                             May 13, 2011
Phillip A. Griffiths

Mary F. Miller*                                            Director                                              May 13, 2011
Mary F. Miller

Joel W. Motley*                                         Director                                                May 13, 2011
Joel W. Motley

Mary Ann Tynan, *                                    Director                                                 May 13, 2011

Mary Ann Tynan

Joseph M. Wikler*                                    Director                                                  May 13, 2011

Joseph M. Wikler

___________                                            Director                                                   May 13, 2011

Peter I. Wold

*By:     /s/ Mitchell J. Lindauer

                Mitchell J. Lindauer, Attorney-in-Fact

OPPENHEIMER EQUITY INCOME FUND, INC.

Registration Statement No. 333-174146

EXHIBIT INDEX

Exhibit No.      Description

(11)                  Opinion and Consent of Counsel

(16)                  Power of Attorney